Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits		$ (225)	$ (219)	$ 1,055	$ (444)	$ 1,203
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost		55	55	78	110	157
Interest on net defined benefit (asset) liability		(8)	(9)	(2)	(17)	(3)
Other		3	3	4	6	8
Defined benefit expense		50	49	80	99	162
Defined contribution expense		40	37	31	77	61
Increase (decrease) in other comprehensive income related to employee benefits	[1]	(222)	(170)	936	(392)	1,045
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost		5	5	6	10	11
Interest on net defined benefit (asset) liability		16	16	11	32	23
Other		0	2	(5)	2	(7)
Defined benefit expense		21	23	12	44	27
Defined contribution expense		0			0
Increase (decrease) in other comprehensive income related to employee benefits	[1]	$ (3)	$ (49)	$ 119	$ (52)	$ 158

[1]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.